Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Carrying Value of Goodwill

Changes in the carrying value of goodwill for the years ended December 31, 2014 and 2013 were as follows (dollars in thousands):

Balance as of January 1, 2013	$255,875
Effect of foreign currency translation	(6)

Balance as of December 31, 2013	$255,869
Effect of foreign currency translation	(7)

Balance as of December 31, 2014	$255,862

Summary of Acquired Intangible Assets

Acquired intangible assets that are subject to amortization as of December 31, 2014 and 2013, were as follows (dollars in thousands):

	As of December 31, 2014
	Cost	Accumulated Amortization	Net
Customer Relationships	$2,739	$(2,739)	$—
Lead provider relationships	2,489	(2,489)	—
Trademarks	406	(367)	39

Total	$5,634	$(5,595)	$39

	As of December 31, 2013
	Cost	Accumulated Amortization	Net
Customer Relationships	$2,743	$(2,727)	$16
Lead provider relationships	2,489	(2,489)	—
Trademarks	372	(343)	29

Total	$5,604	$(5,559)	$45

Summary of Estimated Future Amortization Expense	Estimated future amortization expense for the years ended December 31, is as follows (dollars in thousands):

YEAR	AMOUNT
2015	$16
2016	13
2017	10

Total	$39